OTHER NON-FINANCIAL ASSETS (Details) - Schedule of movement of contracts assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Movement Of Contracts Assets Abstract
Opening Balance	$ 25,080	$ 15,476
Activation	302,290	67,647
Cummulative translation adjustment	(37,145)	(6,680)
Amortization	(241,658)	(51,363)
Closing Balance	$ 48,567	$ 25,080